DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DEPOSITS

Deposits consist of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Deposits on aircraft	$—	$36,000
Other deposits	70	300
Total deposits	70	36,300
Less current portion	(70)	(36,000)
Total deposits, non-current	$—	$300

SCHEDULE OF DEPOSITS ON AIRCRAFT

Below is a breakdown of the deposits on aircraft as of December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Gulfstream aircraft deposits	$—	$36,000
Total deposits on aircraft	—	36,000
Less current portion	—	(36,000)
Total deposits on aircraft non-current	$—	$—